Right of use assets and related lease liabilities - Payments lease liability (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense recognized in consolidated statements of operations		$ 23,749	$ 30,420
Principal repayments recognized in consolidated cash flow statements		516,127	79,502	$ 56,729
Net decrease (increase) in accrued interest expense		467	(188)
Total payments on lease liabilities under IFRS 16 - Leases		540,343	109,734
Principal repayments on IFRS 16 lease liabilities		516,127	$ 79,502	$ 56,729
IFRS 16 - Leases - $670.0 Million (see Note 6)
Disclosure of quantitative information about right-of-use assets [line items]
Principal repayments recognized in consolidated cash flow statements		459,100
Principal repayments on IFRS 16 lease liabilities		$ 459,100
STI Majestic | IFRS 16 - Leases - $670.0 Million (see Note 6) | Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Principal repayments recognized in consolidated cash flow statements	$ 25,600
Principal repayments on IFRS 16 lease liabilities	$ 25,600